Report Of The Directors Financial Review Risk Report - Scenario weighting (Details)	12 Months Ended
Dec. 31, 2021 market economic_scenario economy
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economic scenarios	4
North America
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economies | economy	3
US, Canada, Mexico and UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of markets with lower level of uncertainty | market	4
Consensus Central scenario ECL
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%
Consensus Central scenario ECL | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	60.00%
Consensus Central scenario ECL | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	80.00%
Consensus Central scenario ECL | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	80.00%
Consensus Central scenario ECL | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	70.00%
Consensus Central scenario ECL | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	60.00%
Consensus Central scenario ECL | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	60.00%
Consensus Central scenario ECL | US, Canada, Mexico and UAE | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	65.00%
Consensus Central scenario ECL | US, Canada, Mexico and UAE | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%
Downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of economic scenarios	2
Downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Downside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	25.00%
Downside scenario | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	30.00%
Downside scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	30.00%
Downside scenario | United States, Mexico | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	20.00%
Downside scenario | United States, Mexico | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	30.00%
Downside scenario | US, Canada, Mexico and UAE | Minimum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	15.00%
Downside scenario | US, Canada, Mexico and UAE | Maximum
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	30.00%